Segment Information - Summary of Operating Segments Disclosures - Consolidated Balance Sheet Data (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	$ 653	$ 626	$ 775
Derivative financial instruments (current and non-current)	136	201
Cash and cash equivalents	5,783	7,721	$ 4,218	$ 2,686
Total assets as reported in the Consolidated Balance Sheet	44,670	44,944
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	10,487	12,215
Derivative financial instruments (current and non-current)	14	13
Total liabilities as reported in the Consolidated Balance Sheet	23,756	24,596
Operating segments [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	37,935	36,218
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	9,971	9,136
Operating segments [member] | Americas Materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	17,064	16,172
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	3,292	2,897
Operating segments [member] | Europe materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	12,367	12,730
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	4,100	3,971
Operating segments [member] | Building Products [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	8,504	7,316
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	2,579	2,268
Material reconciling items [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	653	626
Other financial assets	12	13
Derivative financial instruments (current and non-current)	136	201
Income tax assets (current and deferred)	151	165
Cash and cash equivalents	5,783	7,721
Total assets as reported in the Consolidated Balance Sheet	44,670	44,944
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	10,487	12,215
Derivative financial instruments (current and non-current)	14	13
Income tax liabilities (current and deferred)	3,284	3,232
Total liabilities as reported in the Consolidated Balance Sheet	$ 23,756	$ 24,596